Quarterly Holdings Report
for

Fidelity® Energy Central Fund

June 30, 2019

ENCIP-QTLY-0819
1.851898.112

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Chemicals - 0.1%
Commodity Chemicals - 0.1%
LG Chemical Ltd.	3,873	$1,186,435
Electric Utilities - 0.2%
Electric Utilities - 0.2%
DONG Energy A/S (a)	20,100	1,738,041
Energy Equipment & Services - 6.4%
Oil & Gas Drilling - 0.7%
AKITA Drilling Ltd. Class A (non-vtg.)	219,945	419,887
Odfjell Drilling Ltd. (b)	570,822	1,739,811
Patterson-UTI Energy, Inc.	152,700	1,757,577
Shelf Drilling Ltd. (a)(b)	859,688	2,972,973
		6,890,248
Oil & Gas Equipment & Services - 5.7%
Baker Hughes, a GE Co. Class A	476,936	11,746,934
Dmc Global, Inc.	21,900	1,387,365
Forum Energy Technologies, Inc. (b)	566,600	1,937,772
Halliburton Co.	190,317	4,327,809
Hunting PLC	183,000	1,186,406
Liberty Oilfield Services, Inc. Class A	151,400	2,449,652
RigNet, Inc. (b)	299,509	3,019,051
Schlumberger Ltd.	474,152	18,842,800
Solaris Oilfield Infrastructure, Inc. Class A (c)	422,800	6,333,544
Tenaris SA sponsored ADR	33,400	878,754
		52,110,087

TOTAL ENERGY EQUIPMENT & SERVICES		59,000,335

Independent Power and Renewable Electricity Producers - 0.1%
Renewable Electricity - 0.1%
NextEra Energy Partners LP	14,102	680,422
Machinery - 0.7%
Industrial Machinery - 0.7%
Cactus, Inc. (b)	37,600	1,245,312
ProPetro Holding Corp. (b)	237,577	4,917,844
		6,163,156
Oil, Gas & Consumable Fuels - 91.6%
Integrated Oil & Gas - 26.9%
Chevron Corp.	1,288,464	160,336,459
Equinor ASA	196,500	3,880,267
Exxon Mobil Corp.	571,264	43,775,960
Occidental Petroleum Corp.	410,800	20,655,024
Suncor Energy, Inc.	542,000	16,907,105
		245,554,815
Oil & Gas Exploration & Production - 43.7%
Berry Petroleum Corp.	495,400	5,251,240
Black Stone Minerals LP	68,100	1,055,550
Brigham Minerals, Inc. Class A	103,000	2,210,380
Cabot Oil & Gas Corp.	716,600	16,453,136
Concho Resources, Inc.	98,855	10,199,859
ConocoPhillips Co.	611,542	37,304,062
Continental Resources, Inc. (b)	351,619	14,799,644
Devon Energy Corp.	784,681	22,379,102
Diamondback Energy, Inc.	382,881	41,722,543
Encana Corp. (Toronto)	3,235,500	16,603,077
EOG Resources, Inc.	757,401	70,559,477
EQT Corp.	48,900	773,109
Hess Corp.	352,265	22,393,486
Kosmos Energy Ltd.	1,226,400	7,689,528
Lundin Petroleum AB	212,900	6,600,573
Magnolia Oil & Gas Corp. Class A (b)(c)	930,800	10,778,664
National Energy Services Reunited Corp. (b)	11,200	97,440
Noble Energy, Inc.	891,900	19,978,560
Northern Oil & Gas, Inc. (b)	2,545,000	4,911,850
Parex Resources, Inc. (b)	804,600	12,908,744
Parsley Energy, Inc. Class A (b)	491,732	9,347,825
PDC Energy, Inc. (b)	102,580	3,699,035
Pioneer Natural Resources Co.	270,493	41,618,053
Talos Energy, Inc. (b)	56,400	1,356,420
Texas Pacific Land Trust (c)	800	629,592
Viper Energy Partners LP	579,500	17,860,190
		399,181,139
Oil & Gas Refining & Marketing - 16.2%
Delek U.S. Holdings, Inc.	292,073	11,834,798
Marathon Petroleum Corp.	518,897	28,995,964
Par Pacific Holdings, Inc. (b)	232,709	4,775,189
Phillips 66 Co.	386,685	36,170,515
Reliance Industries Ltd.	246,298	4,476,230
Valero Energy Corp.	713,500	61,082,735
		147,335,431
Oil & Gas Storage & Transport - 4.8%
Cheniere Energy, Inc. (b)	292,400	20,014,780
Dorian Lpg Ltd. (b)	98,100	884,862
Enterprise Products Partners LP	305,300	8,814,011
Golar LNG Ltd.	161,300	2,980,824
Keyera Corp.	86,800	2,233,714
Noble Midstream Partners LP (b)(d)	45,454	1,511,800
Teekay LNG Partners LP	50,500	712,050
The Williams Companies, Inc.	230,882	6,473,931
		43,625,972

TOTAL OIL, GAS & CONSUMABLE FUELS		835,697,357

TOTAL COMMON STOCKS
(Cost $896,001,612)		904,465,746

Money Market Funds - 1.5%
Fidelity Cash Central Fund 2.42% (e)	8,791,386	8,793,145
Fidelity Securities Lending Cash Central Fund 2.42% (e)(f)	5,193,644	5,194,163
TOTAL MONEY MARKET FUNDS
(Cost $13,987,377)		13,987,308
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $909,988,989)		918,453,054
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(5,765,829)
NET ASSETS - 100%		$912,687,225

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,711,014 or 0.5% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,511,800 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$1,838,614

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$143,854
Fidelity Securities Lending Cash Central Fund	47,599
Total	$191,453

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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